Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant Accounting Policies
Deferred revenue, revenue recognized	¥ 2,944,900		¥ 2,760,500	¥ 2,583,600
Practical expedient related to performance obligations	true	true
Total net revenues	¥ 26,831,525	$ 3,675,904	22,527,987	21,899,167
Mobile games
Significant Accounting Policies
Total net revenues	5,610,323		4,021,137	5,021,290
Value-added services
Significant Accounting Policies
Total net revenues	10,999,137		9,910,080	8,715,170
Advertising
Significant Accounting Policies
Total net revenues	8,189,175		6,412,040	5,066,212
IP derivatives and others
Significant Accounting Policies
Total net revenues	¥ 2,032,890		¥ 2,184,730	¥ 3,096,495
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year